UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-9082

M FUND, INC.
(Exact name of registrant as specified in charter)

M Financial Plaza 1125 NW Couch Street, Suite 900 Portland, Oregon		97209
(Address of principal executive offices)		(Zip code)

Daniel F. Byrne, President M Fund, Inc. M Financial Plaza 1125 NW Couch Street, Suite 900 Portland, Oregon 97209
(Name and address of agent for service)

With a copy to: Frederick R. Bellamy, Esquire Sutherland Asbill & Brennan LLP 1275 Pennsylvania Avenue, N.W. Washington, D.C. 20004-2404

Registrant's telephone number, including area code:		(503) 232-6960

Date of fiscal year end:	12/31/2008

Date of reporting period:	9/30/08

Item 1. Schedule of Investments.

The schedule of investments for the period ending September 30, 2008, is filed herewith

Brandes International Equity Fund

SCHEDULE OF INVESTMENTS (Unaudited)

September 30, 2008

		Value
Shares		(Note 1)

	FOREIGN COMMON STOCKS—99.5%

	Bermuda—2.1%
182,962	Tyco Electronics, Ltd.	$5,060,729
161,390	XL Capital, Ltd.†	2,895,336
		7,956,065
	Brazil—1.8%
9,342	Brasil Telecom Participacoes SA, ADR†	456,450
319,900	Centrais Eletricas Brasileiras SA, SP ADR	4,622,555
56,717	Contax Participacoes SA, ADR†	53,314
56,717	Tele Norte Leste Participacoes SA, ADR	990,279
1,694	Telemig Celular Participacoes SA, ADR†	62,695
5,560	Tim Participacoes SA, ADR†	115,982
57,967	Vivo Participacoes SA, ADR†	239,983
		6,541,258
	Canada—0.2%
349,940	Nortel Networks Corp.† *	783,866

	France—12.2%
1,432,500	Alcatel-Lucent† *	5,439,935
165,384	Carrefour SA	7,707,962
147,600	Credit Agricole SA†	2,785,937
49,200	Credit Agricole SA 144A#	928,646
230,940	France Telecom SA	6,438,467
322,600	Natixis†	1,040,203
503,256	Natixis 144A#	1,622,716
84,900	Renault SA	5,326,259
215,527	Sanofi-Aventis	14,126,659
		45,416,784
	Germany—6.4%
68,800	Bayerische Motoren Werke AG	2,643,687
185,900	Deutsche Post AG	3,868,761
914,300	Deutsche Telekom AG, Registered	13,865,085
28,900	Hypo Real Estate Holding AG†	168,875
533,000	Infineon Technologies AG*	2,938,171
63,000	Infineon Technologies AG 144A# *	347,289
		23,831,868
	Italy—5.7%
1,396,080	Intesa Sanpaolo SpA	7,558,311
2,682,238	Telecom Italia SpA	3,973,115
4,975,190	Telecom Italia SpA-RNC	5,607,756
362,200	UniCredit SpA	1,324,714
1,726,900	Unipol Gruppo Finanziario SpA (Preferrence)	2,888,696
		21,352,592
	Japan—30.2%
280,600	Aiful Corp.†	2,113,837
169,000	Akita Bank, Ltd. (The)	638,157
520,000	Chuo Mitsui Trust Holdings, Inc.	2,699,896
220,000	Dai Nippon Printing Co., Ltd.†	2,947,041
117,238	Daiichi Sankyo Co., Ltd.	2,982,691

The accompanying notes are an integral part of these Schedule of Investments.

		Value
Shares		(Note 1)

	Japan (Continued)
164,300	FUJIFILM Holdings Corp.†	$4,172,255
572,000	Hitachi, Ltd.	3,877,051
1,595,000	Mitsubishi UFJ Financial Group, Inc.	13,446,002
327,299	Mitsui Sumitomo Insurance Group Holdings, Inc.	10,783,286
2,272	Mizuho Financial Group, Inc.	9,480,072
1,783	Nippon Telegraph & Telephone Corp.	7,894,147
94,000	Ono Pharmaceutical Co., Ltd.	4,312,659
94,800	Rohm Co., Ltd.	5,110,054
163,500	Seven & I Holdings Co., Ltd.†	4,622,699
387,500	Sompo Japan Insurance, Inc.	3,171,552
146,000	Sony Corp.	4,369,112
1,386	Sumitomo Mitsui Financial Group, Inc.†	8,242,991
114,000	Taisho Pharmaceutical Co., Ltd.†	2,233,079
100,100	Takeda Pharmaceutical Co., Ltd.†	4,961,059
238,190	Takefuji Corp.†	3,022,065
115,800	TDK Corp.†	5,618,918
165,800	Tokio Marine Holdings, Inc.	5,853,790
		112,552,413
	Mexico—1.9%
182,100	Telefonos de Mexico SAB de CV, Class L, SP ADR†	4,689,075
182,100	Telmex Internacional SAB de CV, Series L, ADR†	2,367,300
		7,056,375
	Netherlands—8.0%
678,333	Aegon NV†	5,921,787
67,900	Akzo Nobel NV	3,213,816
403,432	Koninklijke Ahold NV	4,616,562
90,501	SNS Reaal 144A#	1,014,342
548,700	STMicroelectronics NV†	5,432,130
228,682	Unilever NV CVA	6,394,835
159,647	Wolters Kluwer NV	3,199,900
		29,793,372
	New Zealand—0.3%
604,475	Telecom Corp. of New Zealand, Ltd.†	1,103,500

	Portugal—1.8%
686,408	Portugal Telecom SGPS SA, Registered†	6,866,960

	South Korea—2.8%
260,000	Korea Electric Power Corp., SP ADR	3,221,400
158,700	KT Corp., SP ADR†	2,664,573
241,277	SK Telecom Co., Ltd., ADR†	4,540,833
		10,426,806
	Spain—1.0%
158,983	Telefonica SA	3,758,543

	Sweden—2.2%
870,830	Telefonaktiebolaget LM Ericsson, Series B	8,019,154

	Switzerland—3.5%
39,400	Novartis AG, Registered	2,061,362

The accompanying notes are an integral part of these Schedule of Investments.

				Value
Shares				(Note 1)

	Switzerland (Continued)
100,300	Swiss Reinsurance, Registered			$5,440,273
19,040	Swisscom AG, Registered†			5,640,032
				13,141,667
	United Kingdom—19.4%
230,619	AstraZeneca Plc			10,099,761
1,287,594	Barclays Plc			7,484,159
387,600	British Sky Broadcasting Group Plc			2,860,152
489,807	GlaxoSmithKline Plc			10,559,662
261,900	Home Retail Group Plc			1,081,694
396,879	HSBC Holdings Plc			6,365,958
6,787,100	ITV Plc			5,074,747
941,200	J Sainsbury Plc			5,830,987
2,219,200	Kingfisher Plc			5,203,111
1,583,638	Marks & Spencer Group Plc			5,680,831
59,000	Next Plc			1,070,304
1,089,379	Royal Bank of Scotland Group Plc			3,471,466
665,731	Royal Bank of Scotland Group Plc 144A#			2,121,449
1,197,101	WM Morrison Supermarkets Plc			5,508,993
				72,413,274
	TOTAL FOREIGN COMMON STOCKS (Cost $488,156,202)			371,014,497

Par				Value
Amount	Yield		Maturity	(Note 1)

	SHORT-TERM INVESTMENTS—18.8%
$770,107	State Street Bank & Trust (Euro Time Deposit)	1.000%	10/01/2008	770,107

Shares
69,468,024	State Street Navigator Securities Lending Prime Portfolio (Money Market)††			69,468,024

	TOTAL SHORT-TERM INVESTMENTS (Cost $70,238,131)			70,238,131

	TOTAL INVESTMENTS AT MARKET VALUE—118.3% (Cost $558,394,333)			441,252,628
	Other Liabilities in Excess of Assets—(18.3)%			(68,262,771)
	NET ASSETS—100.0%			$372,989,857

Notes to the Schedule of Investments:
ADR—American Depositary Receipt
SP ADR—Sponsored American Depositary Receipt
†	Denotes all or a portion of security on loan (Note 1).
*	Non-income producing security
#	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
††	Represents collateral received from securities lending transactions.

Percentages indicated are based on net assets.

The accompanying notes are an integral part of these Schedule of Investments.

At September 30, 2008, industry sector diversification of the Brandes International Equity Fund’s investments as a percentage of net assets was as follows:

Summary of Sector Classifications	Percentage of Net Assets
Commercial Banks	18.6%
Diversified Telecommunication Services	17.8%
Pharmaceuticals	13.8%
Insurance	9.9%
Food and Staples Retailing	7.6%
Electronic Equipment, Instruments & Components	5.0%
Communications Equipment	3.8%
Semiconductors and Semiconductor Equipment	3.7%
Media	3.0%
Automobiles	2.1%
Electric Utilities	2.1%
Multiline Retail	1.8%
Food Products	1.7%
Consumer Finance	1.4%
Specialty Retail	1.4%
Wireless Telecommunication Services	1.3%
Household Durables	1.2%
Air Freight and Logistics	1.0%
Chemicals	0.9%
Commercial Services & Supplies	0.8%
Diversified Financial Services	0.3%
Internet and Catalog Retail	0.3%
Short-Term Investments	18.8%
Total	118.3%

The accompanying notes are an integral part of these Schedule of Investments.

Turner Core Growth Fund

SCHEDULE OF INVESTMENTS (Unaudited)

September 30, 2008

		Value
Shares		(Note 1)

	COMMON STOCKS—97.9%

	Automobiles—0.9%
27,740	Harley-Davidson, Inc.†	$1,034,702

	Beverages—2.6%
42,750	PepsiCo, Inc.	3,046,792

	Biotechnology—6.5%
13,010	Celgene Corp.*	823,273
12,200	Genentech, Inc.*	1,081,896
18,490	Genzyme Corp.*	1,495,656
66,440	Gilead Sciences, Inc.*	3,028,335
10,170	Myriad Genetics, Inc.† *	659,830
4,490	United Therapeutics Corp.† *	472,213
		7,561,203
	Capital Markets—6.4%
98,310	Charles Schwab Corp. (The)†	2,556,060
19,990	Goldman Sachs Group, Inc. (The)†	2,558,720
43,740	T. Rowe Price Group, Inc.†	2,349,275
		7,464,055
	Chemicals—2.0%
23,030	Monsanto Co.	2,279,509

	Commercial Banks—2.3%
72,530	U.S. Bancorp†	2,612,531

	Communications Equipment—3.2%
28,190	F5 Networks, Inc.† *	659,082
70,320	QUALCOMM, Inc.	3,021,651
		3,680,733
	Computers and Peripherals—4.8%
29,310	Apple, Inc.*	3,331,374
49,520	Hewlett-Packard Co.	2,289,805
		5,621,179
	Construction and Engineering—0.7%
14,670	Fluor Corp.	817,119

	Electric Utilities—0.9%
20,850	FPL Group, Inc.	1,048,755

	Electrical Equipment—2.9%
10,200	First Solar, Inc.*	1,926,882
20,090	SunPower Corp., Class A† *	1,424,984
		3,351,866
	Energy Equipment and Services—4.4%
45,050	Cameron International Corp.† *	1,736,227

The accompanying notes are an integral part of these Schedule of Investments.

		Value
Shares		(Note 1)

	Energy Equipment and Services (Continued)
43,220	Schlumberger, Ltd.	$3,375,050
		5,111,277
	Food and Staples Retailing—1.4%
49,020	CVS Caremark Corp.	1,650,013

	Food Products—2.3%
23,280	Campbell Soup Co.	898,608
12,400	General Mills, Inc.	852,128
23,800	McCormick & Co. Inc.	915,110
		2,665,846
	Health Care Equipment and Supplies—3.6%
31,520	Baxter International, Inc.	2,068,658
24,890	Covidien, Ltd.	1,338,086
3,082	Intuitive Surgical, Inc.*	742,700
		4,149,444
	Health Care Providers and Services—1.0%
15,620	Express Scripts, Inc.† *	1,153,068

	Hotels, Restaurants & Leisure—0.7%
26,440	MGM MIRAGE† *	753,540

	Household Durables—1.6%
2,410	NVR, Inc.† *	1,378,520
38,170	Pulte Homes, Inc.†	533,235
		1,911,755
	Household Products—2.3%
15,650	Clorox Co.†	981,098
26,490	Kimberly-Clark Corp.	1,717,612
		2,698,710
	Industrial Conglomerates—3.7%
26,690	Siemens AG, SP ADR	2,505,924
51,780	Tyco International, Ltd.	1,813,336
		4,319,260
	Insurance—1.7%
61,460	Marsh & McLennan Cos., Inc.	1,951,970

	Internet and Catalog Retail—0.9%
14,430	Amazon.com, Inc.*	1,049,927

	Internet Software and Services—4.0%
3,150	Baidu.com, Inc. SP ADR*	781,925
9,610	Google, Inc., Class A*	3,848,997
		4,630,922
	IT Services—2.8%
38,330	Fiserv, Inc.*	1,813,776

The accompanying notes are an integral part of these Schedule of Investments.

		Value
Shares		(Note 1)

	IT Services (Continued)
22,690	Visa, Inc., Class A	$1,392,939
		3,206,715
	Life Sciences Tools and Services—2.1%
11,040	Charles River Laboratories International, Inc.*	613,051
17,740	Illumina, Inc.*	719,002
19,430	Thermo Fisher Scientific, Inc.*	1,068,650
		2,400,703
	Machinery—1.4%
19,000	Deere & Co.†	940,500
8,970	SPX Corp.†	690,690
		1,631,190
	Media—2.2%
43,470	Cablevision Systems Corp.	1,093,705
73,540	Comcast Corp., Class A	1,443,590
		2,537,295
	Multiline Retail—1.2%
30,720	Kohl’s Corp.† *	1,415,578

	Oil, Gas and Consumable Fuels—5.8%
21,440	Enbridge, Inc.	816,649
45,300	Petroleo Brasileiro SA, ADR	1,990,935
62,870	Southwestern Energy Co.† *	1,920,050
65,070	Valero Energy Corp.	1,971,621
		6,699,255
	Paper and Forest Products—0.6%
26,220	International Paper Co.	686,440

	Personal Products—0.7%
16,630	Estee Lauder Cos., Inc. (The), Class A†	830,003

	Professional Services—0.8%
38,080	Robert Half International, Inc.†	942,480

	Real Estate Investment Trusts (REITs)—2.0%
23,140	Public Storage†	2,291,091

	Road and Rail—1.4%
22,810	Union Pacific Corp.	1,623,160

	Semiconductors and Semiconductor Equipment—6.0%
126,060	Applied Materials, Inc.	1,907,288
62,820	Broadcom Corp., Class A*	1,170,336
159,010	Intel Corp.†	2,978,257
29,730	Lam Research Corp.† *	936,198
		6,992,079
	Software—2.8%
68,200	Activision Blizzard, Inc.*	1,052,326
36,870	Adobe Systems, Inc.*	1,455,259

The accompanying notes are an integral part of these Schedule of Investments.

				Value
Shares				(Note 1)

	Software (Continued)
16,160	Salesforce.com, Inc.† *			$782,144
				3,289,729
	Specialty Retail—3.3%
28,350	Guess?, Inc.			986,296
14,080	Sherwin-Williams Co. (The)†			804,813
55,010	Staples, Inc.			1,237,725
24,550	Urban Outfitters, Inc.† *			782,409
				3,811,243
	Thrifts and Mortgage Finance—1.8%
108,370	People’s United Financial, Inc.			2,086,123

	Wireless Telecommunication Services—2.2%
15,920	Mobile TeleSystems OJSC, SP ADR			891,679
42,230	NII Holdings, Inc.*			1,601,362
				2,493,041
	TOTAL COMMON STOCKS (Cost $124,056,879)			113,500,301

Par				Value
Amount	Yield		Maturity	(Note 1)

	SHORT-TERM INVESTMENTS—31.2%
$4,609,785	State Street Bank & Trust (Euro Time Deposit)	1.000%	10/01/2008	4,609,785

Shares
31,577,085	State Street Navigator Securities Lending Prime Portfolio (Money Market)††			31,577,085

	TOTAL SHORT-TERM INVESTMENTS (Cost $36,186,870)			36,186,870

	TOTAL INVESTMENTS AT MARKET VALUE—129.1% (Cost $160,243,749)			149,687,171
	Other Liabilities in Excess of Assets—(29.1)%			(33,733,710)
	NET ASSETS—100.0%			$115,953,461

Notes to the Schedule of Investments:
ADR—American Depositary Receipt
SP ADR—Sponsored American Depositary Receipt
†	Denotes all or a portion of security on loan (Note 1).
*	Non-income producing security
††	Represents collateral received from securities lending transactions.

Percentages indicated are based on net assets.

The accompanying notes are an integral part of these Schedule of Investments.

At September 30, 2008, industry sector diversification of the Turner Core Growth Fund’s investments as a percentage of net assets was as follows:

Summary of Sector Classifications	Percentage of Net Assets
Information Technology	23.6%
Financials	14.1%
Health Care	13.2%
Industrials	10.9%
Consumer Discretionary	10.8%
Energy	10.2%
Consumer Staples	9.4%
Materials	2.6%
Telecommunication Services	2.2%
Utilities	0.9%
Short-Term Investments	31.2%
Total	129.1%

The accompanying notes are an integral part of these Schedule of Investments.

Frontier Capital Appreciation Fund

SCHEDULE OF INVESTMENTS (Unaudited)

September 30, 2008

		Value
Shares		(Note 1)

	COMMON STOCKS—95.2%

	Aerospace & Defense—1.5%
28,250	Goodrich Corp.	$1,175,200
45,290	Orbital Sciences Corp.*	1,085,601
		2,260,801
	Auto Components—1.1%
41,800	Arvinmeritor, Inc.†	545,072
27,300	Autoliv, Inc.†	921,375
16,500	Gentex Corp.†	235,950
		1,702,397
	Biotechnology—2.9%
99,700	Alkermes, Inc.† *	1,326,010
72,200	Cv Therapeutics, Inc.† *	779,760
37,600	Genomic Health, Inc.† *	851,640
70,300	Nanosphere, Inc.† *	599,659
16,900	Osiris Therapeutics, Inc.† *	326,001
44,700	Progenics Pharmaceuticals, Inc.† *	594,957
		4,478,027
	Capital Markets—1.3%
70,900	GFI Group, Inc.†	333,939
19,600	Investment Technology Group, Inc.*	596,428
28,600	Thomas Weisel Partners Group, Inc.† *	241,098
30,000	Waddell & Reed Financial, Inc., Class A	742,500
		1,913,965
	Chemicals—3.6%
43,200	Albemarle Corp.†	1,332,288
51,200	Cabot Corp.†	1,627,136
99,700	Chemtura Corp.	454,632
36,500	Flotek Industries, Inc.† *	401,500
19,000	FMC Corp.	976,410
38,000	Hercules, Inc.	752,020
		5,543,986
	Commercial Services & Supplies—3.2%
25,500	Avery Dennison Corp.	1,134,240
24,800	Clean Harbors, Inc.† *	1,675,240
45,000	Republic Services, Inc.†	1,349,100
29,820	Ritchie Bros. Auctioneers, Inc.†	696,595
		4,855,175
	Communications Equipment—2.8%
46,800	ADTRAN, Inc.†	912,132
40,490	Anaren, Inc.† *	410,973
130,214	Arris Group, Inc.† *	1,006,554
25,600	Ciena Corp.† *	258,048
13,300	CommScope, Inc.† *	460,712
80,700	Harmonic, Inc.*	681,915

The accompanying notes are an integral part of these Schedule of Investments.

		Value
Shares		(Note 1)

	Communications Equipment (Continued)
183,020	Sonus Networks, Inc.† *	$527,098
		4,257,432
	Computers and Peripherals—3.0%
26,042	Avid Technology, Inc.† *	626,571
33,650	Diebold, Inc.†	1,114,151
77,700	Hutchinson Technology, Inc.*	899,766
35,700	Seagate Technology	432,684
67,200	Western Digital Corp.*	1,432,704
		4,505,876
	Construction and Engineering—4.2%
74,320	Chicago Bridge & Iron Co., NV	1,429,917
38,880	Fluor Corp.†	2,165,616
41,000	Foster Wheeler, Ltd.*	1,480,510
24,280	Jacobs Engineering Group, Inc.*	1,318,647
		6,394,690
	Containers and Packaging—3.2%
182,500	Crown Holdings, Inc.*	4,053,325
33,000	Packaging Corp. of America	764,940
		4,818,265
	Diversified Consumer Services—0.6%
46,800	Sotheby’s†	938,808

	Diversified Telecommunication Services—0.4%
219,631	Level 3 Communications, Inc.† *	593,004

	Electrical Equipment—3.8%
24,700	AO Smith Corp.†	967,993
58,700	Belden, Inc.†	1,866,073
14,600	Franklin Electric Co., Inc.†	650,430
29,000	General Cable Corp.† *	1,033,270
18,200	Hubbell, Inc., Class B†	637,910
4,428	SunPower Corp., Class B*	305,753
9,000	Thomas & Betts Corp.*	351,630
		5,813,059
	Electronic Equipment, Instruments & Components—4.5%
39,600	Cognex Corp.†	798,336
44,300	DTS, Inc./TN† *	1,232,869
197,000	Flextronics International, Ltd.*	1,394,760
27,000	Itron, Inc.† *	2,390,310
35,300	Jabil Circuit, Inc.	336,762
18,000	Rogers Corp.† *	665,640
		6,818,677
	Energy Equipment and Services—3.5%
8,300	Core Laboratories NV†	840,956
33,000	Dril-Quip, Inc.† *	1,431,870
17,611	ENSCO International, Inc.†	1,014,922
11,300	National-Oilwell Varco, Inc.*	567,599

The accompanying notes are an integral part of these Schedule of Investments.

		Value
Shares		(Note 1)

	Energy Equipment and Services (Continued)
34,560	Noble Corp.	$1,517,184
		5,372,531
	Food Products—0.4%
35,100	Smithfield Foods, Inc.† *	557,388

	Health Care Equipment and Supplies—6.4%
86,200	Cooper Cos., Inc. (The)†	2,996,312
178,700	Dexcom, Inc.† *	1,106,153
96,600	Insulet Corp.† *	1,344,672
130,400	RTI Biologics, Inc.† *	1,219,240
35,780	STERIS Corp.	1,344,612
57,800	Wright Medical Group, Inc.*	1,759,432
		9,770,421
	Health Care Providers and Services—6.3%
59,800	AMN Healthcare Services, Inc.† *	1,050,686
33,700	Catalyst Health Solutions, Inc.*	880,244
15,480	Express Scripts, Inc.*	1,142,734
18,900	Magellan Health Services, Inc.*	776,034
146,800	Omnicare, Inc.†	4,223,436
17,800	Patterson Cos., Inc.*	541,298
10,400	Pediatrix Medical Group, Inc.*	560,768
46,100	Providence Service Corp.† *	451,780
		9,626,980
	Hotels, Restaurants & Leisure—0.6%
21,200	Cheesecake Factory (The)† *	309,944
11,200	Panera Bread Co., Class A† *	570,080
		880,024
	Industrial Conglomerates—0.3%
18,100	Carlisle Cos., Inc.†	542,457

	Insurance—1.0%
35,600	Montpelier Re Holdings, Ltd.†	587,756
45,300	OneBeacon Insurance Group, Ltd.†	958,095
		1,545,851
	Internet Software and Services—0.7%
52,300	SAVVIS, Inc.† *	702,912
27,700	Switch & Data Facilities Co.† *	344,865
		1,047,777
	IT Services—1.6%
23,800	Global Payments, Inc.	1,067,668
69,000	Ness Technologies, Inc.† *	791,430
31,970	Perot Systems Corp., Class A*	554,680
		2,413,778
	Life Sciences Tools and Services—6.0%
31,344	Charles River Laboratories International, Inc.† *	1,740,532
43,200	Helicos BioSciences Corp.† *	74,304
52,000	Icon PLC, SP ADR† *	1,989,000

The accompanying notes are an integral part of these Schedule of Investments.

		Value
Shares		(Note 1)

	Life Sciences Tools and Services (Continued)
58,200	Illumina, Inc.† *	$2,358,846
10,260	Millipore Corp.† *	705,888
16,060	Parexel International Corp.† *	460,280
43,900	Pharmaceutical Product Development, Inc.	1,815,265
		9,144,115
	Machinery—4.9%
72,000	Albany International Corp., Class A†	1,967,760
25,400	Kadant, Inc.† *	578,358
38,300	Kaydon Corp.†	1,725,798
30,000	Navistar International Corp.*	1,625,400
8,900	Oshkosh Truck Corp.†	117,124
30,200	Pall Corp.	1,038,578
12,000	Pentair, Inc.†	414,840
		7,467,858
	Marine—0.7%
27,100	Kirby Corp.† *	1,028,174

	Media—0.9%
52,900	Cinemark Holdings, Inc.†	719,440
40,700	RHI Entertainment, Inc.*	606,430
		1,325,870
	Metals and Mining—1.7%
24,500	Brush Engineered Materials, Inc.*	454,965
21,100	Freeport-McMoran Copper & Gold, Inc.†	1,199,535
85,300	Hecla Mining Co.† *	399,204
24,500	RTI International Metals, Inc.† *	479,220
		2,532,924
	Multiline Retail—0.6%
25,340	Dollar Tree, Inc.*	921,362

	Oil, Gas and Consumable Fuels—2.9%
43,700	Frontier Oil Corp.†	804,954
20,100	Massey Energy Co.†	716,967
125,460	Talisman Energy, Inc.	1,784,041

The accompanying notes are an integral part of these Schedule of Investments.

		Value
Shares		(Note 1)

	Oil, Gas and Consumable Fuels (Continued)
51,700	World Fuel Services Corp.	$1,190,651
		4,496,613
	Paper and Forest Products—0.5%
40,200	Neenah Paper, Inc.†	795,960

	Personal Products—0.2%
17,900	Nu Skin Enterprises, Inc., Class A	290,338

	Pharmaceuticals—0.2%
17,100	Medicis Pharmaceutical Corp., Class A†	254,961

	Real Estate Investment Trusts (REITs)—0.8%
102,100	Capitalsource, Inc., REIT†	1,255,830

	Road and Rail—2.1%
33,400	Kansas City Southern† *	1,481,624
37,800	Landstar System, Inc.†	1,665,468
		3,147,092
	Semiconductors and Semiconductor Equipment—11.1%
73,100	Actel Corp.*	912,288
59,800	Altera Corp.†	1,236,664
62,100	ATMI, Inc.*	1,116,558
21,700	Cabot Microelectronics Corp.† *	696,136
60,700	Cree, Inc.† *	1,382,746
62,600	Cymer, Inc.† *	1,585,658
16,150	Cypress Semiconductor Corp.*	84,303
126,900	Entropic Communications, Inc.† *	178,929
52,800	Fairchild Semiconductor International, Inc.*	469,392
91,720	Integrated Device Technology, Inc.† *	713,582
22,000	International Rectifier Corp.*	418,440
71,500	Maxim Integrated Products, Inc.†	1,294,150
19,300	MEMC Electronic Materials, Inc.*	545,418
61,600	Microsemi Corp.† *	1,569,568
60,899	Mindspeed Technologies, Inc.† *	144,940
56,040	National Semiconductor Corp.†	964,448
162,000	PMC-Sierra, Inc.† *	1,202,040
23,000	Silicon Laboratories, Inc.† *	706,100
196,470	Skyworks Solutions, Inc.† *	1,642,489
		16,863,849
	Software—3.7%
104,500	Amdocs, Ltd.*	2,861,210
29,500	Commvault Systems, Inc.† *	355,475
63,900	Macrovision Solutions Corp.† *	982,782
33,700	Manhattan Associates, Inc.† *	752,858

The accompanying notes are an integral part of these Schedule of Investments.

				Value
Shares				(Note 1)

	Software (Continued)
84,700	TiVo, Inc.† *			$620,004
				5,572,329
	Specialty Retail—0.4%
120,740	Chico’s FAS, Inc.† *			660,448

	Trading Companies and Distributors—1.0%
31,000	Watsco, Inc.†			1,558,680

	Wireless Telecommunication Services—0.6%
22,700	NII Holdings, Inc.*			860,784

	TOTAL COMMON STOCKS (Cost $134,132,269)			144,828,556

Par				Value
Amount	Yield		Maturity	(Note 1)

	SHORT-TERM INVESTMENTS—33.1%
$6,572,366	State Street Bank & Trust (Euro Time Deposit)	1.000%	10/01/2008	6,572,366

Shares
43,835,097	State Street Navigator Securities Lending Prime Portfolio (Money Market)††			43,835,097

	TOTAL SHORT-TERM INVESTMENTS (Cost $50,407,463)			50,407,463

	TOTAL INVESTMENTS AT MARKET VALUE—128.3% (Cost $184,539,732)			195,236,019
	Other Liabilities in Excess of Assets—(28.3)%			(43,037,735)
	NET ASSETS—100.0%			$152,198,284

Notes to the Schedule of Investments:
REIT—Real Estate Investment Trust
SP ADR—Sponsored American Depositary Receipt
†	Denotes all or a portion of security on loan (Note 1).
*	Non-income producing security
††	Represents collateral received from securities lending transactions.

Percentages indicated are based on net assets.

The accompanying notes are an integral part of these Schedule of Investments.

At September 30, 2008, industry sector diversification of the Frontier Capital Appreciation Fund’s investments as a percentage of net assets was as follows:

Summary of Sector Classifications	Percentage of Net Assets
Information Technology	27.2%
Health Care	21.9%
Industrials	21.7%
Materials	9.0%
Energy	6.5%
Consumer Discretionary	4.2%
Financials	3.1%
Telecommunication Services	1.0%
Consumer Staples	0.6%
Short-Term Investments	33.1%
Total	128.3%

The accompanying notes are an integral part of these Schedule of Investments.

Business Opportunity Value Fund

SCHEDULE OF INVESTMENTS (Unaudited)

September 30, 2008

		Value
Shares		(Note 1)

	COMMON STOCKS—94.3%

	Aerospace & Defense—15.6%
19,620	Boeing Co.	$1,125,207
23,570	General Dynamics Corp.	1,735,224
30,150	Lockheed Martin Corp.	3,306,551
37,830	Northrop Grumman Corp.	2,290,228
18,290	Precision Castparts Corp.†	1,440,886
53,130	Raytheon Co.†	2,842,986
		12,741,082
	Biotechnology—11.1%
36,620	Amgen, Inc.*	2,170,468
45,625	Biogen Idec, Inc.† *	2,294,481
11,690	Genentech, Inc.*	1,036,669
44,010	Genzyme Corp.† *	3,559,969
		9,061,587
	Capital Markets—4.5%
9,650	Franklin Resources, Inc.	850,454
48,480	Merrill Lynch & Co., Inc.	1,226,544
35,710	Morgan Stanley†	821,330
14,020	State Street Corp.	797,458
		3,695,786
	Chemicals—0.9%
10,590	Praxair, Inc.	759,727

	Commercial Banks—3.5%
44,620	U.S. Bancorp†	1,607,213
33,770	Wells Fargo & Co.	1,267,388
		2,874,601
	Communications Equipment—3.2%
77,790	Cisco Systems, Inc.*	1,754,943
19,860	QUALCOMM, Inc.	853,384
		2,608,327
	Computers and Peripherals—5.1%
59,490	Hewlett-Packard Co.†	2,750,818
12,290	International Business Machines Corp.	1,437,438
		4,188,256
	Consumer Finance—0.6%
9,340	American Express Co.	327,105

The accompanying notes are an integral part of these Schedule of Investments.

		Value
Shares		(Note 1)

	Consumer Finance (Continued)
12,660	Discover Financial Services	$174,364
		501,469
	Diversified Financial Services—3.2%
55,010	JPMorgan Chase & Co.	2,568,967

	Diversified Telecommunication Services—1.5%
43,450	AT&T, Inc.	1,213,124

	Electronic Equipment, Instruments & Components—2.0%
53,980	Agilent Technologies, Inc.† *	1,601,047

	Energy Equipment and Services—3.5%
34,450	Halliburton Co.	1,115,836
19,700	National-Oilwell Varco, Inc.*	989,531
6,500	Transocean, Inc.† *	713,960
		2,819,327
	Food and Staples Retailing—1.6%
21,690	Wal-Mart Stores, Inc.	1,299,014

	Food Products—1.1%
33,180	Unilever PLC, SP ADR†	902,828

	Health Care Equipment and Supplies—4.0%
14,710	Baxter International, Inc.	965,417
31,100	Covidien, Ltd.	1,671,936
9,670	Zimmer Holdings, Inc.*	624,295
		3,261,648
	Health Care Providers and Services—0.5%
7,720	Quest Diagnostics, Inc.†	398,892

	Hotels, Restaurants & Leisure—2.2%
26,310	Starwood Hotels & Resorts Worldwide, Inc.	740,363
32,690	Yum! Brands, Inc.	1,066,021
		1,806,384
	Household Products—2.3%
28,430	Kimberly-Clark Corp.†	1,843,401

	Industrial Conglomerates—0.8%
17,920	Tyco International, Ltd.	627,558

	IT Services—0.9%
4,160	MasterCard, Inc., Class A	737,693

	Machinery—1.2%
19,080	Deere & Co.	944,460

	Media—5.5%
44,740	DIRECTV Group, Inc. (The)† *	1,170,846

The accompanying notes are an integral part of these Schedule of Investments.

				Value
Shares				(Note 1)

	Media (Continued)
133,950	Liberty Media Corp. - Entertainment, Series A*			$3,344,731
				4,515,577
	Metals and Mining—1.2%
19,380	BHP Billiton, Ltd., SP ADR†			1,007,566

	Oil, Gas and Consumable Fuels—7.0%
27,830	Chesapeake Energy Corp.†			997,984
37,180	Chevron Corp.			3,066,606
17,580	Devon Energy Corp.			1,603,296
				5,667,886
	Pharmaceuticals—4.3%
37,590	Abbott Laboratories			2,164,432
27,630	Shire PLC, ADR†			1,319,333
				3,483,765
	Road and Rail—2.6%
30,170	Union Pacific Corp.			2,146,897

	Semiconductors and Semiconductor Equipment—1.2%
52,080	Intel Corp.†			975,458

	Software—0.8%
24,400	Microsoft Corp.			651,236

	Wireless Telecommunication Services—2.4%
38,340	China Mobile, Ltd., SP ADR†			1,920,067

	TOTAL COMMON STOCKS (Cost $82,421,029)			76,823,630

Par				Value
Amount	Yield		Maturity	(Note 1)

	SHORT-TERM INVESTMENTS—32.7%
$4,692,714	State Street Bank & Trust (Euro Time Deposit)	1.000%	10/01/2008	4,692,714

Shares
21,989,667	State Street Navigator Securities Lending Prime Portfolio (Money Market)††			21,989,667

	TOTAL SHORT-TERM INVESTMENTS (Cost $26,682,381)			26,682,381

	TOTAL INVESTMENTS AT MARKET VALUE—127.0% (Cost $109,103,410)			103,506,011
	Other Liabilities in Excess of Assets—(27.0)%			(22,019,813)
	NET ASSETS—100.0%			$81,486,198

Notes to the Schedule of Investments:
ADR—American Depositary Receipt
SP ADR—Sponsored American Depositary Receipt
†	Denotes all or a portion of security on loan (Note 1).
*	Non-income producing security
††	Represents collateral received from securities lending transactions.

Percentages indicated are based on net assets.

The accompanying notes are an integral part of these Schedule of Investments.

At September 30, 2008, industry sector diversification of the Business Opportunity Value Fund’s investments as a percentage of net assets was as follows:

Summary of Sector Classifications	Percentage of Net Assets
Industrials	20.2%
Health Care	19.9%
Information Technology	13.2%
Financials	11.8%
Energy	10.4%
Consumer Discretionary	7.8%
Consumer Staples	5.0%
Telecommunication Services	3.8%
Materials	2.2%
Short-Term Investments	32.7%
Total	127.0%

The accompanying notes are an integral part of these Schedule of Investments.

M Fund, Inc.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

M Fund, Inc. (the “Company”) was incorporated in Maryland on August 11, 1995 and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.  As of September 30, 2008, the Company consisted of four separate diversified investment portfolios:  Brandes International Equity Fund, Turner Core Growth Fund, Frontier Capital Appreciation Fund and Business Opportunity Value Fund (each singularly a “Fund” or collectively the “Funds”), each of which is, in effect, a separate mutual fund.

1.              Significant Accounting Policies

The following is a summary of significant accounting policies for the Funds. Such policies are in conformity with accounting principles generally accepted in the United States of America for investment companies and are consistently followed by the Funds in the preparation of the Schedules of Investments.

Portfolio Valuation

Equity securities and other similar investments traded on a recognized U.S. securities exchange are valued at the last sale price on the exchange on which the securities are traded. If no sale occurs, equity securities traded on a U.S. exchange are valued at the mean between the closing bid and closing asked price. Equity securities and other similar investments traded on the National Association of Securities Dealers Automated Quotation System (“NASDAQ”) are valued at the NASDAQ Official Closing Price. If no sale occurs, equity securities traded on NASDAQ are valued at the mean between the closing bid and closing asked price. Equity securities and other similar investments traded on a foreign exchange are generally valued according to the latest closing values on that exchange prior to the close of the New York Stock Exchange. Equity securities traded on a foreign exchange for which no sale occurs are valued at the official bid price. Unlisted equity securities for which market quotations are readily available are valued at the last sale price or, if no sale occurs, at the mean between the last bid and last asked price. Debt securities and other fixed-income investments of the Funds with a remaining maturity of sixty-one days or more will be valued at prices supplied by independent pricing agents approved by the Company’s Board of Directors. Short-term obligations maturing in sixty days or less are valued at amortized cost, which approximates market value. Amortized cost valuation involves initially valuing a security at its cost, and thereafter, assuming a constant accretion or amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the security. Securities for which there are no readily available market quotations or whose market value does not, in the Pricing Committee’s opinion, reflect the value of a security, are valued at fair value using methods determined in good faith by the Pricing Committee of the Company’s Board of Directors, including, without limitation: fundamental analytical data relating to the investment in the portfolio security; financial statements of the issuer; cost at date of purchase; size of holding; special reports prepared by analysts; information as to any transactions or offers with respect to the portfolio security or asset; existence of merger proposals or tender offers affecting the portfolio security; price and extent of public trading in similar securities of the issuer or compatible companies; significant fluctuations in domestic or foreign stock or bond markets or other significant changes affecting U.S. or foreign markets; and other relevant matters.

The Funds adopted Financial Accounting Standards Board (“FASB”) Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”), effective January 1, 2008. In accordance with FAS 157, fair value is defined as the price that the Funds would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market for the investment. FAS 157 established a three-tier hierarchy to maximize the use of observable data inputs and minimize the use of unobservable data inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use to price the asset or liability, including assumptions about risk. Observable inputs are inputs that reflect the assumptions market participants would use to price the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use to price the asset or liability based on the best information available under the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

•                  Level 1 – quoted prices in active markets for identical investments;

•                  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and

•                  Level 3 – significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments).

The valuation techniques used by the Funds to measure fair value during the period ended September 30, 2008 maximized the use of observable inputs and minimized the use of unobservable inputs.

The following is a summary of the inputs used as of September 30, 2008 in valuing the Funds’ investments carried at value:

Investments in Securities

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Brandes International Equity Fund	$370,744,044	$70,238,131	—	$440,982,175
Turner Core Growth Fund	$113,500,301	$36,186,870	—	$149,687,171
Frontier Capital Appreciation Fund	$144,828,556	$50,407,463	—	$195,236,019
Business Opportunity Value Fund	$76,823,630	$26,682,381	—	$103,506,011

Security Lending

The Funds participate in a securities lending program whereby each Fund may loan its portfolio securities in an amount up to 33 1/3% of its total assets.  The Funds receive cash (U.S. currency) as collateral against the loaned securities.  Such collateral is invested by the securities lending agent in a money market mutual fund that meets certain quality and diversification requirements. All collateral received will be in an amount at least equal to 102% (for loans of U.S. securities) or 105% (for loans of non-U.S. securities) of the market value of the loaned securities at the inceptions of each loan. The market value of the loaned securities is determined each day at the close of business of the Funds and any additional collateral is delivered to the Fund the next day.

The collateral received is recorded on a lending Fund’s statement of assets and liabilities, along with the related obligation to return the collateral.  A Fund may also record realized gain or loss on securities deemed sold due to a borrower’s inability to return securities on loan.  Should the borrower of the securities fail financially, there is a risk of delay in the recovery of the securities or loss of rights in the collateral. Consequently, loans are made only to borrowers that are deemed to be of good financial standing. Any dividends or interest payable by the issuers of the loaned portfolio securities, during the time that the securities are on loan, are paid to the borrowers of those securities. Dividend or interest payments that are made to borrowers of the loaned securities are reimbursed by the borrowers to the Funds. Such reimbursement amounts do not comprise qualified dividend income under the United States Internal Revenue Code.

Income generated from the investment of cash collateral, less negotiated rebate fees paid to participating brokers, is the source of the Fund’s securities lending income, which is divided between the Fund and custodian, as the securities lending agent.

At September 30, 2008, the value of the securities on loan and the value of the related collateral were as follows:

	Market Value of Loaned Securities	Market Value of Collateral
Brandes International Equity Fund	$66,350,229	$69,468,024
Turner Core Growth Fund	30,847,712	31,577,085
Frontier Capital Appreciation Fund	42,641,028	43,835,097
Business Opportunity Value Fund	21,502,044	21,989,667

On September 29, 2008, the Funds suspended their participation in the securities lending program and initiated a recall of all securities out on loan.

2.    Tax Information

At September 30, 2008, aggregated gross unrealized appreciation for investment securities in which there is an excess of value over tax cost and aggregate gross unrealized depreciation for investment securities in which there is an excess of tax cost over value were as follows:

	Federal Income Tax Cost	Tax Basis Unrealized Appreciation	Tax Basis Unrealized Depreciation	Tax Basis Net Unrealized Appreciation/ Depreciation

Brandes International Equity Fund	$558,394,369	$23,642,633	$(140,784,374)	$(117,141,741)
Turner Core Growth Fund	160,522,229	3,187,564	(14,022,622)	(10,835,058)
Frontier Capital Appreciation Fund	184,633,125	30,873,077	(20,270,183)	10,602,894
Business Opportunity Value Fund	111,018,666	2,803,330	(10,315,985)	(7,512,655)

The Funds are subject to the provisions of Financial Accounting Standards Board (“FASB”) Interpretation No. 48 (“FIN 48”) “Accounting for Uncertainty in Income Taxes — an interpretation of FASB Statement No. 109”. FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The Funds did not have any unrecognized tax benefits at September 30, 2008, nor were there any increases or decreases in unrecognized tax benefits for the period then ended. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as an income tax expense in the Statements of Operations. During the period ended  September 30, 2008, the Funds did not incur any such interest or penalties. The Funds are subject to examination by U.S. federal and state tax authorities for returns filed for the prior three fiscal years.

3.    Subsequent Events

On September 29, 2008, the Funds initiated a suspension of their participation in the securities lending program.  As of October 29, 2008, all securities out on loan were recalled.

Item 2. Controls and Procedures.

(a) The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report on Form N-Q, that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that the information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company act of 1940) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications of Principal Executive Officer and Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 are attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

M Fund, Inc.

By:	/s/ Daniel F. Byrne
Daniel F. Byrne, President (as Principal Executive Officer)

Date	November 14, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Daniel F. Byrne
Daniel F. Byrne, President (as Principal Executive Officer)
Date	November 14, 2008

By:	/s/ David Lees
David Lees, Secretary / Treasurer (as Principal Financial Officer)

Date	November 14, 2008